2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Konica Minolta [Member]	Sep. 30, 2012 NCIGrantMember
Revenue from two entities	$ 693,000	$ 1	$ 2	$ 3
Percentage of revenue from two entities	98.00%	99.00%	98.00%	99.00%
Receivables From Customer	51.00%	48.00%
Net Operating loss carry forward		$ 56.2